Acquisitions (Details 2) - USD ($)	May 31, 2018	Feb. 28, 2018	Oct. 27, 2017	Feb. 28, 2017
Business Acquisition [Line Items]
Goodwill	$ 0	$ 0		$ 0
Cityinformation B V [Member]
Business Acquisition [Line Items]
Developed Technology, App Portfolio			$ 250,000
Developed Technology, App Handles			135,000
Assembled Workforce			40,000
Goodwill			396,667
Total intangibles and goodwill			821,667
Total assets acquired, net			$ 821,667